Significant Components of Deferred Tax Assets and Liabilities (Detail)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Schedule of Components of Deferred Tax Provision [Line Items]
Temporary differences related to expenses and accruals	$ 310,457	1,926,262	5,253,922
Temporary differences related to provision for advances to suppliers	261,414	1,621,968	2,823,625
Temporary differences related to provision for doubtful accounts	30,785	191,012	5,803,170
Other	904,033	5,609,162	6,243,042
Total current deferred tax assets	1,506,689	9,348,404	20,123,759
Less: Valuation allowance	(1,506,689)	(9,348,404)	(20,123,759)
Net current deferred tax assets	0	0	0
Temporary differences related to depreciation, amortization, and impairment of equipment and intangible assets	1,887,418	11,710,677	6,858,606
Startup expenses and advertising fee	4,151,968	25,761,300	25,529,967
Temporary differences related to research and development credits	159,238	988,010	981,601
Temporary differences related to equity investment	289,422	1,795,745	7,455,610
Foreign tax credits	2,435,923	15,113,930	15,059,343
Temporary differences related to provision for prepayment for equipment	805,854	5,000,000	9,481,941
Tax loss carry forwards	79,329,006	492,204,751	497,443,970
Total non-current deferred tax assets	89,058,829	552,574,413	562,811,038
Less: Valuation allowance	(89,058,829)	(552,574,413)	(562,811,038)
Net non-current deferred tax assets	0	0	0
Total deferred tax assets	0	0	0
Temporary differences related to amortization of intangible assets	$ 864,266	5,362,427	5,343,060